Simplify DBI CTA Managed Futures Index ETF
Consolidated Schedule of Investments
March31,2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 98.6%
U.S. Treasury Bill, 3.68%, 5/21/2026 (a) ........................................ $ 1,250,000 $ 1,243,713
U.S. Treasury Bill, 3.68%, 6/23/2026 (a)(b) ...................................... 1,250,000 1,239,697
U.S. Treasury Bill, 3.69%, 7/7/2026 (a) ......................................... 50,000 49,515
U.S. Treasury Bill, 3.69%, 7/21/2026 (a) ........................................ 1,800,000 1,780,006
Total U.S. Treasury Bills (Cost $4,312,842) .......................................... 4,312,931
Shares
Money Market Fund – 4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $193,544) .......................................................... 193,544 193,544
Total Investments – 103.0%
(Cost $4,506,386) .............................................................. $ 4,506,475
Liabilities in Excess of Other Assets – (3.0)% .......................................... (130,842)
Net Assets – 100.0% ............................................................. $ 4,375,633
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $991,750 have been pledged as collateral for swaps as of March 31, 2026.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
TRSSG0001* 3/15/2027 0.10% (c) SG 2,539,752 $ (166,006)
TRSSG0002* 3/15/2027 0.00% (c) SG 2,540,596 101,653
TRSSG0003* 4/30/2027 0.10% (c) SG 1,989,121 4,826
TRSSG0004* 4/30/2027 0.00% (c) SG 1,740,202 (1,432)
$ (60,959)
* The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
SG : Societe Generale

Simplify DBI CTA Managed Futures Index ETF
Consolidated Schedule of Investments
(Continued)
March31,2026 (Unaudited)
2
* The following table shows the individual and related values of the securities within the TRSSG0001 basket
* The following table shows the individual and related values of the securities within the TRSSG0002 basket
* The following table shows the individual and related values of the securities within the TRSSG0003 basket
Security description
Notional
Value
Long
Short Market Value
% of
basket
US Treasury Note, 2yr $2,127,417 Short 28.67%
S&P 500 E-mini 1,084,934 Short 14.62%
US Treasury Note 1,061,553 Short 14.31%
JPY/USD Future Active Contract 1,043,562 Short 14.06%
EUR/USD Future Active Contract 741,249 Long 9.99%
MSCI EAFE Index Futures 718,639 Long 9.68%
MSCI Emerging Markets (EM) Index
Futures
445,736 Long 6.01%
US Treasury Bond Future 197,555 Short 2.66%
Total
$7,420,645
100.0%
Security description
Notional
Value
Long
Short Market Value
% of
basket
Crude Oil, WTI
$321,491 Long 54.81%
Gold, 100 oz
265,095 Long 45.19%
Total
$586,586 100.0%
Security description
Notional
Value
Long
Short Market Value
% of
basket
US Treasury Note, 2yr $1,778,796 Short 28.67%
S&P 500 E-mini 907,145 Short 14.62%
US Treasury Note 887,595 Short 14.31%
JPY/USD Future Active Contract 872,552 Short 14.06%
EUR/USD Future Active Contract 619,780 Long 9.99%
MSCI EAFE Index Futures 600,875 Long 9.68%
MSCI Emerging Markets (EM) Index
Futures
372,693 Long 6.01%
US Treasury Bond Future 165,181 Short 2.66%
Total
$ 6,204,617
100.0%

Simplify DBI CTA Managed Futures Index ETF
Consolidated Schedule of Investments
(Continued)
March31,2026 (Unaudited)
3
* The following table shows the individual and related values of the securities within the TRSSG0004 basket
Security description
Notional
Value
Long
Short Market Value
% of
basket
Crude Oil, WTI $212,253
Long 54.81%
Gold, 100 oz 175,020
Long 45.19%
Total
$ 387,273 100.0%